UNITED STATES

SECURITES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03150

BMC FUND, INC.

(Exact name of registrant as specified in charter)

800 GOLFVIEW PARK (P. O. BOX 500)

LENOIR, NC 28645

(Address of principal executive offices) (Zip code)

CAROL FRYE

BMC FUND, INC.

P. O. BOX 500

LENOIR, NC 28645

(Name and address of agent for service)

Registrant's telephone number including area code: 828-758-6100

Date of fiscal year end: October 31, 2015

Date of reporting period: April 30, 2015

Item 1. Report to Stockholders.

BMC FUND, INC.

FINANCIAL STATEMENTS AND

SUPPLEMENTARY INFORMATION

(UNAUDITED)

Six Months Ended April 30, 2015

BMC FUND, INC.

BMC FUND, INC.

LETTER TO SHAREHOLDERS

Six Months Ended April 30, 2015 (Unaudited)

TO OUR SHAREHOLDERS:

We are happy to present to you our semi-annual report (unaudited) for the six months ended April 30, 2015, which we believe contains complete and pertinent financial information.

BMC Fund, Inc. became a Regulated Investment Company (“RIC”) on April 1, 1981. During the six months ended April 30, 2015, the Company paid the following dividends per share:

December 10, 2014 to shareholders of record November 25, 2014	$0.27
March 10, 2015 to shareholders of record February 25, 2015	0.25

Total	$0.52

The attached Schedule of Investments is a listing of the entire Company’s diversified securities at April 30, 2015, with a total market value of $110,625,308.

M. Hunt Broyhill

Chairman and President

1

BMC FUND, INC.
GRAPHIC PRESENTATION OF PORTFOLIO HOLDINGS AND
SECTOR DIVERSIFICATION
Six Months Ended April 30, 2015 (Unaudited)

BMC Fund, Inc. Portfolio Holdings
Fixed Income 1.92%
Option Contracts 0.19%
Cash Equivalents 18.72%
Common Stocks 31.44%
Other Investments 21.69%
Stock Mutual Funds 7.76%
Bond Mutual Funds 18.28%

BMC Fund, Inc. Sector Diversification
(% of common stocks)
Materials 0.87%
Telecom Services 4.50%
Utilities 6.14%
Consumer Discretionary 14.53%
Information Technology 7.53%
Consumer Staples 12.59%
Industrials 3.99%
Health Care 9.12%
Energy 15.19%
Financials 25.54%

2

BMC FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
April 30, 2015

ASSETS AT MARKET VALUE:
Investment securities (cost - $105,760,962)	$110,625,308
Cash and short-term investments	115,887
Receivables, accrued interest and dividends	80,042
Other assets	50,975

Total assets	110,872,212

LIABILITIES:
Call and put options written, at fair value (premiums received $195,349)	86,740
Accounts payable and accrued expenses	1,329
Payable to broker	36,466
Payable to custodian	3,100
Accounts payable to affiliates	69,084

Total liabilities	196,719

NET ASSETS AT APRIL 30, 2015 - EQUIVALENT TO $22.43 PER SHARE ON 4,933,281 SHARES OF COMMON STOCK OUTSTANDING	$110,675,493

SUMMARY OF SHAREHOLDERS' EQUITY:
Common stock, par value $5.00 per share - authorized 70,000,000 shares; outstanding, 4,933,281 shares	$24,666,405
Retained earnings prior to becoming investment company	74,601,290
Undistributed net investment income	549,909
Realized gain on investments sold and foreign currency transactions	690,220
Undistributed nontaxable gain	5,194,714
Unrealized appreciation of investments	4,972,955

NET ASSETS APPLICABLE TO COMMON STOCK OUTSTANDING	$110,675,493

See accompanying notes to financial statements.

3

BMC FUND, INC.
STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended April 30, 2015

INVESTMENT INCOME:
Income:
Interest - fixed income	$47,820
Dividend income (net of $5,551 foreign tax)	1,633,458

Total income	1,681,278

Expenses:
Legal and professional fees	41,227
Directors' fees (Note 8)	32,500
Investment expense	29,485
Salaries	339,991
Property and liability insurance	25,549
Depreciation expense	2,133
Rent	14,655
Interest Expense	87
Office supplies and expense	24,817
Dues and subscriptions	23,359
Travel and entertainment	7,619

Total expenses	541,422

Investment income, net	1,139,856

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Realized gain from investments sold and foreign currency transactions	1,703,940
Realized gain from expiration or closing of options contracts written	3,866
Change in unrealized appreciation of investments for the period	(1,174,931)

Net gain on investments	532,875

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,672,731

See accompanying notes to financial statements.

4

BMC FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)
Six Months Ended April 30, 2015 and 2014

	2015	2014

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$1,139,856	$1,264,899
Realized gains from investment securities sold and foreign currency transactions	1,707,806	238,542
Change in unrealized appreciation of investments for the year	(1,174,931)	2,408,240

Net increase in net assets resulting from operations	1,672,731	3,911,681

Distributions to shareholders from:
Net realized gain on investment securities and foreign currency transactions	(870,308)	(1,007,445)
Net investment income	(1,694,998)	(1,128,146)
Retained earnings prior to becoming an investment company	-	(331,049)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(892,575)	1,445,041

NET ASSETS AT BEGINNING OF PERIOD	111,568,068	111,357,519

NET ASSETS AT END OF PERIOD (Including undistributed net investment income:
(2015 - $549,909, 2014 - $512,893)	$110,675,493	$112,802,560

See accompanying notes to financial statements.

5

BMC FUND, INC.
NOTES TO FINANCIAL STATEMENTS
Six Months Ended April 30, 2015 (Unaudited)

1.	ORGANIZATION

BMC Fund, Inc. (the “Company”) is a closed-end, diversified investment company registered under the Investment Company Act of 1940, as amended. Prior to becoming a regulated investment company on April 1, 1981, BMC Fund, Inc. operated as a regular corporation. The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements.

2.	SIGNIFICANT ACCOUNTING POLICIES

A.  Investment Valuations – The investment securities are stated at fair value as determined by closing prices on national securities exchanges. Investment securities include corporate bonds, mutual funds, and common and preferred stocks.

The investments in limited partnerships, other investments and venture capital are stated at estimated fair value as determined by the management of these investments and are approved by the Company’s Valuation Committee after giving consideration to historical and projected financial results, economic conditions, financial condition of investee and other factors and events subject to change, and ratified by the Company’s Board of Directors. Because of the inherent uncertainty of those valuations, the estimated values may differ significantly from the values that would have been used had a ready market value for the investments existed, and these differences could be material.

B.  Basis of Presentation - The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) as detailed in the Financial Accounting Standards Board’s Accounting Standards Codification. The Company evaluates subsequent events through the date of filing with the Securities and Exchange Commission (“SEC”).

C.  Investment Transactions – Investment transactions are accounted for on the date the order to buy or sell is executed. Realized gains and losses on investments are determined on the basis of specific identification of issues sold or matured. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Realized gains and losses on foreign currency transactions are included with realized gains and losses on investments.

For the six months ended April 30, 2015, the Company purchased and sold securities in the amount of $10,630,574 and $10,501,783 (excluding short-term investments and options), respectively.

6

BMC FUND, INC.
NOTES TO FINANCIAL STATEMENTS
Six Months Ended April 30, 2015 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

D.  Option Writing – When the Company writes an option, an amount equal to the premium received by the Company is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Company on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Company has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Company. The Company as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

E.  Income Taxes – No federal tax provision is required as it is the Company’s policy to comply with the provisions of Subchapter M of the Internal Revenue Code of 1954, as amended, including the distribution to its shareholders of substantially all of its income and any capital gains not offset by capital losses. Also, no state income tax provision has been provided because the states in which the Company has income recognize the tax exempt status of a regulated investment company.

The Company did not have an accrual for uncertain tax positions as deductions taken and benefits accrued are based on widely understood administrative practices and procedures, and are based on clear and unambiguous tax law. Tax returns for all years 2010 and thereafter are subject to possible future examinations by tax authorities.

F.  Dividend Policy – It is the Company’s policy to pay dividends during the year in sufficient amounts to meet the requirements to maintain its status as a regulated investment company.

G.  Cash and Short-Term Investments – For purposes of financial reporting, the Company considers all investments at financial institutions with original maturities of three months or less to be equivalent to cash. Short-term money market investments managed by third party investors are included in investment securities.

H.  Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

7

BMC FUND, INC.
NOTES TO FINANCIAL STATEMENTS
Six Months Ended April 30, 2015 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

I.  Fair Value Measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Company uses various valuation techniques. A fair value hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs are to be used when available. Valuation techniques that are consistent with the market or income approach are used to measure fair value. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Valuations based on inputs, other than quoted prices included in Level 1, that are observable either directly or indirectly.

Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

Fair value is a market-based measure, based on assumptions of prices and inputs considered from the perspective of a market participant that are current as of the measurement date, rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Company's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date.

The availability of valuation techniques and observable inputs can vary from investment to investment and are affected by a wide variety of factors, including the type of investment, whether the investment is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Company in determining fair value is greatest for investments categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

8

BMC FUND, INC.
NOTES TO FINANCIAL STATEMENTS
Six Months Ended April 30, 2015 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

J.  Investments in Limited Partnerships - Investments in limited partnerships are valued, as a practical expedient, utilizing the net asset valuations provided by the underlying limited partnerships when the net asset valuations of the investments are calculated (or adjusted by the Company if necessary) in a manner consistent with GAAP for investment companies. The Company applies the practical expedient to its investments in limited partnerships on an investment-by-investment basis, and consistently with the Company's entire position in a particular investment, unless it is probable that the Company will sell a portion of an investment at an amount different from the net asset valuation.

Investments in limited partnerships are included in Level 3 of the fair value hierarchy. In determining the level, the Company considers the length of time until the investment is redeemable, including notice and lock-up periods or any other restriction on the disposition of the investment. The Company also considers the nature of the portfolios of the underlying limited partnership and their ability to liquidate their underlying investments. If the Company does not know when it will have the ability to redeem the investment or it does not have the ability to redeem its investment in the near term, the investment is included in Level 3 of the fair value hierarchy. In addition, investments which are not valued using the practical expedient are included in Level 3 in the fair value hierarchy.

K.  Fair Value-Valuation Processes - The Company establishes valuation processes and procedures to ensure that the valuation techniques are fair, consistent, and verifiable. The Company has designated a valuation subcommittee, that is comprised of senior management employees of the Company, that meets on a quarterly basis, or more frequently as needed, to approve the valuations of the Fund's investments. The valuation subcommittee establishes valuations which are then provided to the Company’s valuation committee, which is comprised of disinterested directors, who review and recommend the valuations to the Company’s Board of Directors to ratify. The Company’s valuations committee is responsible for developing the Company’s written valuation processes and procedures, conducting periodic reviews of the valuation policies, and evaluating the overall fairness and consistent application of the valuation processes.

The valuations of investments in limited partnerships are supported by information received from the limited partnerships, such as monthly net asset values, investor reports, and audited financial statements, when available. If it is probable that the Company will sell an investment at an amount different from the net asset valuation or in other situations where the practical expedient is not available, or when the Company believes alternative valuation techniques are more appropriate, the valuation committee may consider other factors, including subscription and redemption rights, expected discounted cash flows, transactions in the secondary market, bids received from potential buyers, and overall market conditions in its determination of fair value.

9

BMC FUND, INC.
NOTES TO FINANCIAL STATEMENTS
Six Months Ended April 30, 2015 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

The Company's Level 3 investments have been valued using the unadjusted net asset value of investments in limited partnerships. As a result, there were no unobservable inputs that have been internally developed by the Company in determining the fair values of its investments as of April 30, 2015.

The following is a summary of the inputs used to value the Company’s investments as of April 30, 2015.

Asset Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income	$2,119,734	$-	$-	$2,119,734
Mutual Funds
Bond Mutual Funds	20,217,477	-	-	20,217,477
Stock Mutual Funds	8,582,849	-	-	8,582,849
Other Investments
Limited Partnerships	-	-	23,990,990	23,990,990
Common Stocks
Common Stocks – Publicly Traded	35,002,245	-	-	35,002,245
Call Options	(13,950)	-	-	(13,950)
Put Options	(72,790)	-	-	(72,790)
Preferred Stocks	-	-	-	-
Cash and Cash Equivalents	20,712,013	-	-	20,712,013
Total Investments	$86,547,578	$-	$23,990,990	$110,538,568

The table below presents a reconciliation for the six months ended April 30, 2015, for all Level 3 assets that are measured at fair value on a recurring basis.

	Balance	Accrued	Unrealized	Realized				Net Transfers	Balance
	as of	Discounts/	Gains &	Gains &	Net	Return of	Net	in (out of)	as of
Level 3 Assets	10/31/2014	Premiums	Losses	Losses	Purchases	Capital	Sales	Level 3	4/30/2015
Other Investments
Limited Partnerships	$21,199,217	$-	$(285,108)	$662,631	$5,672,492	$(734,546)	$(2,523,696)	$-	$23,990,990
Total Investments	$21,199,217	$-	$(285,108)	$662,631	$5,672,492	$(734,546)	$(2,523,696)	$-	$23,990,990

Realized gains and losses are included in the realized gain from investments sold on the Statement of Operation. Unrealized gains and losses are included in the change in unrealized appreciation of investments on the Statement of Operations.

L.  Investments in Limited Partnerships - As of April 30, 2015, the Company was invested in limited partnerships. Each of these investments has certain restrictions with respect to rights of withdrawal by the Company as specified in the respective agreements. Generally, the Company is required to provide notice of its intent to withdraw after the investment has been maintained for a certain period of time. The management agreements of the limited partnerships provide for compensation to the managers in the form of fees ranging from 0.5% to 2% annually of net assets and performance incentive allowances or fees ranging from 10% to 20% of net profits earned.

10

BMC FUND, INC.
NOTES TO FINANCIAL STATEMENTS
Six Months Ended April 30, 2015 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

The following table summarizes the Company's investments in other limited partnerships as of April 30, 2015. The Company's investments in limited partnerships have certain redemption and liquidity restrictions which are described in the below table.

Investment	Redemptions Notice Period	Redemptions Permitted	Liquidity Restrictions
Limited Partnerships
Stark Investments LP	N/A	N/A	See below (1)
Stark Structured Finance Onshore LP	N/A	N/A	See below (1)
Elliott Associates, LP	60 days	January 1 or July 1	See below (2) (3)
Graham Growth Partners, LP	30 days	Quarterly	See below (4) (6)
Greenlight Masters Qualified, LP	105 days	December 31	See below (5)
Hayman Capital Partners, LP	45 days	Quarterly	See below (6) (7)
Morrocroft Special Opportunity Fund II, LP	90 days	Quarterly	See below (5) (8)
Privet Fund LP	90 days	Quarterly	See below (9)
Civic Capital Currency Fund, LP	15 days	Monthly	None
Worldwide Opportunity Fund (Cayman), Ltd.	30 days	June 30 or Dec. 31	See below (10)
400 Capital Credit Opportunities Fund LP	60 days	Quarterly	See below (11)
Virgo Societas Partnership III (Onshore), LP	N/A	N/A	See below (12)
Serengeti Multi-Series, LP	87 days	Quarterly	See below (13)
Passport Long Short Fund, LP	15 days	Monthly	See below (14)
Walnut Investment Partners, LP	N/A	N/A	See below (15)
Oaktree Enhanced Income Fund II, LP	N/A	N/A	See below (15)
Terra Argentine Fund, LP	N/A	N/A	See below (16)
Infinity Premier Fund, LP	95 days	Quarterly	See below (17) (18)
Litespeed Partners, LP	45 days	Quarterly	See below (18)

(1) In liquidation.

(2) There is a gate provision if requests for redemptions would cause a decline in aggregate net asset value of 20%. Investors shall be required to submit a new withdrawal request until the intended payout is achieved.

(3) There is a capital surcharge of 1 3/4% for a partial or full withdrawal which may be waived in whole or in part.

(4) There is a gate provision if requests for redemptions would cause a decline in aggregate net asset value of 15%. (5) There is a gate provision regarding requests for redemptions, subject to various unspecified terms.

(6) There is a redemption provision stating the general partner may disallow a partial withdrawal if the investor would not have a capital account balance at least equal to $1,000,000 thereafter.

(7) There is a gate provision if requests for redemptions would cause a decline in aggregate net asset value of 20%. Investors subject to this provision in any calendar quarter (i) shall have no priority in the next calendar quarter or in subsequent calendar quarters, and (ii) they shall receive the full amount of their requested withdrawal no later than the last business day of the fourth calendar quarter following the withdrawal date.

(8) Minimum withdrawal is $100,000, and subsequent withdrawals may only be made in increments of $100,000. Withdrawal maximum limits: up to 1/5 of investment on initial withdrawal date, up to 1/4 of the remainder as of any subsequent withdrawal date, up to 1/3 of the remainder as of any subsequent withdrawal date, up to 1/2 of the remainder as of any subsequent withdrawal date, and up to the remainder as of any subsequent withdrawal date.

(9) Redemptions from portions of capital balance attributable to special investments are permitted only in the general partner's discretion.

(10) Partial redemption may not reduce capital account below the lesser of $100,000 or 1% of the capital accounts of all investors.

(11) Withdrawal proceeds are available as follows: 25% at withdrawal date; 33 1/3% of the remaining account three months after withdrawal date; 50% of the remaining amount six months after withdrawal date, and the remaining balance nine months after withdrawal date.

(12) Redemptions are not permitted. Unless the general partner elects an earlier date, the partnership expires April 17, 2019, which is the seventy-two month anniversary date of the initial closing of April 17, 2013, subject to a discretionary extension by the general partner of up to two consecutive additional one-year periods.

11

BMC FUND, INC.
NOTES TO FINANCIAL STATEMENTS
Six Months Ended April 30, 2015 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(13) There is a three-year lock-up period for the contribution to the underlying fund which expires May 31, 2016.

(14) There is a gate provision if aggregate requested withdrawal amounts exceed 65% of the net asset value. Withdrawals to investors subject to this provision may be reduced pro rata based on their respective withdrawal requests. Any unpaid withdrawal amounts will be automatically submitted for the next withdrawal date.

(15) Redemptions are not permitted.

(16) No voluntary withdrawals are permitted prior to the Effective Transition Date, which is not earlier than July 1, 2015.

(17) Withdrawals of capital contributed less than 12 months preceding the withdrawal date will be subject to a reduction equal to 3% of the requested withdrawal amount.

(18) There is a gate provision if aggregate requested withdrawal amounts exceed 25% of the aggregate partner capital of the partnership, each limited partner who has submitted a timely request will receive a pro rata portion of the requested withdrawal, and any balance will be considered a timely withdrawal request with respect to the next withdrawal date.

The Company is subject to credit risk to the extent that the investment managers of the underlying limited partnerships are unable to fulfill their obligations according to their organizational documents. The Company, through its investments in limited partnerships, is subject to risk inherent when investing in securities and private investments. In connection with its investments, the Company is subject to the market and credit risk of those investments held or sold short by the limited partnerships. Due to the nature of the Company's investments, the above described risks are limited to the Fund's investment balances and unfunded commitments to limited partnerships.

3.	UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS (tax basis)

The amount of net unrealized appreciation (depreciation) and the cost of investment securities for tax purposes, including short-term securities as April 30, 2015, were as follows:

Gross appreciation (excess of value over tax cost)	$12,676,797
Gross depreciation (excess of tax cost over value)	(7,812,451)
Net unrealized appreciation	$4,864,346
Cost of investments for income tax purposes	$105,760,962

12

BMC FUND, INC.
NOTES TO FINANCIAL STATEMENTS
Six Months Ended April 30, 2015 (Unaudited)

4.	OPTIONS WRITTEN

As of April 30, 2015, portfolio securities valued at $443,152 were held in escrow by the custodian as cover for call options written by the Company.

Transactions in options written during the six months ended April 30, 2015 were as follows:

	Number of Contracts	Premiums Received
Options outstanding at October 31, 2014	815	$142,775
Options written	656	200,103
Options terminated in closing purchase transactions	(578)	(103,545)
Options expired	(230)	(42,981)
Options exercised	(10)	(1,004)
Options outstanding at April 30, 2015	653	$195,348

5.	PLEDGED COLLATERAL

As of April 30, 2015, short-term investments in the amount of $2,515,013 were pledged as collateral for put options sold by the Company.

6.	DISTRIBUTIONS TO SHAREHOLDERS

Classifications of distributions, net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Company.

On December 10, 2014, a distribution of $0.27 per share was paid to shareholders of record on November 25, 2014.

On March 10, 2015, a distribution of $0.25 per share was paid to shareholders of record on February 25, 2015.

The tax character of distributions paid during 2015 was as follows:

2015
Distributions paid from:
Ordinary income	$532,615
Long-term capital gains	1,313,012
Retained earnings prior to becoming an investment company	719,679
$2,565,306

13

BMC FUND, INC.
NOTES TO FINANCIAL STATEMENTS
Six Months Ended April 30, 2015 (Unaudited)

7.	LINE OF CREDIT

On April 22, 2010, (renewed April 21, 2013), the Company entered into an agreement with a bank for an unsecured line of credit in the amount of $3,500,000 to provide the Company more flexibility in its payment of dividends and management of its investments. The interest rate on any borrowings is at the one month LIBOR market index rate plus 150 basis points, with a floor of 3.00 percent. The Company will pay a commitment fee of 35 basis points on any unused balance. As of April 30, 2015, the Company had no borrowings from this line of credit, which expires on April 21, 2016.

8.	ADVISORY BOARD AND REMUNERATION OF DIRECTORS

The Company does not have an advisory board. The independent directors are paid an annual fee of $3,000 plus $1,000 for each meeting attended in person or $500 for each meeting attended by telephone. Each such independent director is paid an additional $1,000 for each day attending a committee meeting in person or $500 by telephone other than on the date of a board meeting. In addition, all directors are reimbursed for their reasonable expenses incurred in attending meetings.

9.	RELATED PARTIES

The Company leases office space from Broyhill Investments, Inc., which is controlled by M. Hunt Broyhill, director and officer, and Paul H. Broyhill, director of the Company. The expense associated with this related party lease for the six months ended April 30, 2015 amounted to $14,655. Broyhill Investments, Inc. also acts as a common paymaster for payroll and other shared services. This service is provided at no cost to the Company. All amounts paid by Broyhill Investments, Inc. on behalf of the Company are reimbursed by the Company. The outstanding payable related to these transactions at April 30, 2015 was $69,084.

10.	IMPAIRED SECURITIES

Selected securities at the end of the six months have significant investment impairment issues. These selected securities have an aggregate cost basis of $4,969,758 and have been assigned no value at April 30, 2015.

14

BMC FUND, INC.
NOTES TO FINANCIAL STATEMENTS
Six Months Ended April 30, 2015 (Unaudited)

11.	SUPPLEMENTAL INFORMATION

M. Hunt Broyhill, Chairman and President, and Christopher R. Pavese, CFA, Vice President and Chief Investment Officer, are primarily responsible for the day-to-day management of the Company’s portfolio. Mr. Hunt Broyhill has had such responsibility since 2001. He has been engaged in asset management for various institutions and high net worth individuals for more than five years. Prior to joining the Company on March 1, 2005, Mr. Pavese was a Vice President and Portfolio Manager at JP Morgan Private Bank from January 1999 until February 2005. At JP Morgan, Mr. Pavese was engaged in asset management, portfolio strategy, and asset allocation for high net worth individuals, personal trusts, endowments and foundations.

12.	SUPPLEMENTAL PROXY INFORMATION AND 2015 ANNUAL MEETING OF SHAREHOLDERS

The Annual Meeting of Shareholders of BMC Fund, Inc. was held on February 27, 2015 at the Company’s offices in Lenoir, North Carolina. The meeting was held for the following purposes:

1. To elect the following 12 directors to serve as follows:

Director	Term	Expiring

Kevin P. Boudreau	1 year	2016
James T. Broyhill	1 year	2016
M. Hunt Broyhill	1 year	2016
Margaret M. “Peg” Broyhill	1 year	2016
Paul H. Broyhill	1 year	2016
W. Charles Campbell	1 year	2016
R. Donald Farmer	1 year	2016
Robert G. Fox, Jr.	1 year	2016
Jan E. Gordon	1 year	2016
Brent B. Kincaid	1 year	2016
Mark E. Roberts	1 year	2016
Allene B. Stevens	1 year	2016

2. To vote upon such other business as may come before the meeting.

15

BMC FUND, INC.
DIRECTORS AND OFFICERS
Six Months Ended April 30, 2015 (Unaudited)

The directors of the Fund were elected for a one-year term at the 2015 annual meeting of shareholders of the Fund.

The following table provides information about the directors and the officers of the Fund:

Directors Who Are Interested Persons
Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Director During at Least the Past 5 Years

James T. Broyhill (87) 1930 Virginia Road Winston-Salem, NC 27104	Director Vice Chairman	Since 1976 Since 2005

Retired; Director of Shepherd Street Equity Fund (1998-2008); President of Old Clemmons School Properties, Inc. (1998-present); former Secretary of the North Carolina Department of Commerce (1989-1991); former Chairman of the North Carolina Economic Development Board (1987-1989); former member, U.S. Senate (1986); former member, U.S. House of Representatives (1963-1986)

None
M. Hunt Broyhill (51) 1870 9th Street Court, NW Hickory, NC 28601	Director Chairman President Vice President	Since 2008 Since 2014 Since 2007 2001-2007

Chairman of the Fund since February 2014; President of the Fund since February 2007; former Vice President of the Fund (2001-2007); Chief Executive of Broyhill Asset Management, LLC and Broyhill Wakin General Partners, LLC (1997-present); Director and President of Broyhill Investments, Inc. (1988-present); Director (1983-present) and President of Broyhill Family Foundation, Inc. (1988-present); Senior Managing Partner and Director of Flagship Capital Partners, LLC (2007-present); Manager and Vice President of P. B. Realty, LLC (formerly P. B. Realty, Inc.) (1995-present); Chief Executive Officer of Broyhill Affinity Fund, LLC (2008-2012))

Capitala Finance Corp. (Feb. 2013-present)

16

BMC FUND, INC.
DIRECTORS AND OFFICERS
Six Months Ended April 30, 2015 (Unaudited)

Directors Who Are Interested Persons
Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Director During at Least the Past 5 Years

Paul H. Broyhill (91) 135 Claron Place, SE Lenoir, NC 28645	Director Chairman Emeritus Chief Executive Officer Chairman	Since 1976 Since 2014 2001-2014 1976-2014

Director of the Fund since 1976; Chairman Emeritus of the Fund since February 2014; former Chairman (1976- 2014) and Chief Executive Officer of the Fund (2001-2014); former President of the Fund (2001-2007); Director (1972-present) and Chairman of Broyhill Investments, Inc. (1988-present); Director (1946-present) and Chairman of Broyhill Family Foundation, Inc. (1988-present); former President of Broyhill Family Foundation, Inc. (1980-1988); Manager and President of P. B. Realty, LLC (formerly P. B. Realty, Inc.) (1983-present)

None
W. Charles Campbell (48) 1031 Huntington Park Drive Charlotte, NC 28211	Director	Since 2011

President and Chief Executive Officer of Flagship Capital Partners, LLC, a private investment real estate firm (2005-present); Co-manager of Brackett Flagship Properties, LLC, a commercial real estate firm (2010-present)

None
Jan E. Gordon (63) 3075 Rolling Woods Drive Palm Harbor, FL 34683	Director	Since 2001	Retired; former election assistant, Pinellas County, FL Supervisor of Elections (1992-2005)	None
Allene B. Stevens (93) 153 Hillhaven Place SE Lenoir, NC 28645	Director	Since 1983	Private Investor	None

17

BMC FUND, INC.
DIRECTORS AND OFFICERS
Six Months Ended April 30, 2015 (Unaudited)

Directors Who Are Not Interested Persons
Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Director During at Least the Past 5 Years

Kevin P. Boudreau (52) 117 Shannon Court Rocky Mount, NC 27804	Director	Since 2011	Vice President of Tax and Risk Management, Boddie-Noell Enterprises, Inc., a diversified company with interests in restaurant and land-development projects (2005-present)	None
Margaret M. “Peg” Broyhill (71) 1995 Cedar Rock Estates Lenoir, NC 28645	Director	Since Feb. 2015	Resident Branch Manager (Lenoir, NC office) (1993-present) and Senior Vice President of Wells Fargo Advisors (1995-present)	None
R. Donald Farmer (68) 273 Leeward Point Loop Taylorsville, NC 28681	Director	Since 2008	President of Don Farmer, CPA, PA, an independent public accounting firm and producer of federal income tax seminars and seminar materials (1984-present)	None
Robert G. Fox, Jr. (65) 330 Lams Way Vilas, NC 28692	Director	Since 2008	Retired; former Chief Banking Officer of NewDominion Bank (2005-April 2010); Executive Vice President of First Charter Bank/First Charter Corporation (1993-2005)	None
Brent B. Kincaid (84) 2703 Lakeview Drive Lenoir, NC 28645	Director	Since 2005	Retired since 1998; former President and CEO of Broyhill Furniture Industries, Inc.	None
Mark E. Roberts (52) 269 River Ridge Drive Wallace, NC 28466	Director	Since 2014

Chief Investment Officer of Biltmore Family Offices, LLC (May 2013-present); Chief Investment Officer of Ironsides Asset Advisors, LLC, a registered investment advisory firm (2009-present); former Director of Global Equities and Hedged Strategies, State of North Carolina Retirement System (2003-2009)

None

18

BMC FUND, INC.
DIRECTORS AND OFFICERS
Six Months Ended April 30, 2015 (Unaudited)

Other Executive Officers
Name, Address and Age	Positions Held with Fund	Length of Time Served	Principal Occupation During Past 5 Years	Directorships Held by Officer During at Least the Past 5 Years

Boyd C. Wilson, Jr. (62) 646 Pleasant Hill Road Lenoir, NC 28645	Vice President and Chief Financial Officer	Since 2006	Vice President and Chief Financial Officer of the Fund since February 2006; Director (2007-present) and Executive Vice President of Broyhill Investments, Inc. (2005-present); Vice President of Broyhill Family Foundation, Inc. (2007-present); Treasurer of Broyhill Wakin General Partners, LLC (2008-present); Manager and Vice President of P. B. Realty, LLC (formerly P. B. Realty, Inc.) (2006-present); Vice President – Finance & Administration of Kincaid Furniture Company, Incorporated (1990-2005)	CommunityOne Bancorp (2011-present); Bank of Granite Corp. (1996-2013)

Christopher R. Pavese (38) 166 Pleasant Point Drive Hickory, NC 28601	Vice President and Chief Investment Officer	Since 2013 Since 2011

Vice President (2013-present) and Chief Investment Officer of the Fund since 2011; Chief Investment Officer of Broyhill Asset Management, LLC since 2008; Portfolio Manager of the Fund (2005-2011); Chief Investment Officer of Broyhill Affinity Fund, LLC (2008-2012)

None
Carol Frye (57) 210 Beall Street, NW Lenoir, NC 28645	Secretary and Treasurer	Since 2001	Secretary and Treasurer of the Fund since 2001; Secretary and Treasurer of Broyhill Investments, Inc. (2000-present); Director (2001-present), Secretary and Treasurer of Broyhill Family Foundation, Inc. (2003-present); Secretary of Broyhill Wakin General Partners, LLC (1997-present); Secretary and Treasurer of P. B. Realty, LLC (formerly P. B. Realty, Inc.) (2001-present)	None

19

BMC FUND, INC.
ADDITIONAL INFORMATION
Six Months Ended April 30, 2015 (Unaudited)

Proxy Voting - The policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available without charge, upon request, by calling 828-758-6100; on the Fund’s website at http://www.bmcfund.com; and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 828-758-6100, and on the SEC’s website at http://www.sec.gov (see Form N-PX).

Portfolio Holdings - The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-202-551-8090.

20

BMC FUND, INC.
FINANCIAL HIGHLIGHTS
Six months end April 30, 2015 (unaudited), Years Ended October 31, 2014, 2013, 2012, 2011, 2010, 2009, 2008, 2007, 2006 and 2005

The following table presents financial information divided into three parts: per share operating performance, total investment return and ratios and supplemental data for the six months ended April 30, 2015 (unaudited) and the years ended October 31, 2014, 2013, 2012, 2011, 2010, 2009, 2008, 2007, 2006 and 2005. The first part, per share operating performance, details the changes on a per share basis of the Company's beginning net asset value to its ending net asset value. The second part, total investment return, is based on the market price of the Company's shares of stock. Part three, ratios and supplemental data, provides additional financial information related to the Company's performance.

	Six Months
	Ended
	April 30,
PER SHARE OPERATING	2015
PERFORMANCE	(Unaudited)		2014	2013	2012	2011	2010	2009	2008	2007	2006	2005

Net asset value, beginning of period	$22.62		$22.57	$22.58	$22.11	$22.41	$21.20	$20.79	$36.28	$33.55	$32.84	$30.94
Net investment income	0.23		0.42	0.46	0.35	0.49	0.46	0.48	0.73	0.78	1.06	0.88
Net gains (losses) on investments	0.10		0.63	0.60	1.18	0.21	1.70	1.65	(10.98)	4.25	2.43	2.48
Total from investment operations	0.33		1.05	1.06	1.53	0.70	2.16	2.13	(10.25)	5.03	3.49	3.36
Less distributions:
Dividends from net investment income	0.18		0.44	0.47	0.56	0.27	0.46	0.92	1.04	2.03	2.37	-
Distributions from capital gains	0.34		0.42	0.33	0.48	0.53	-	-	1.42	0.27	0.41	1.46
Distributions from retained earnings	-		0.14	0.27	0.02	0.20	0.49	0.80	-	-	-	-
P. B. Realty, Inc. Spin-off	-		-	-	-	-	-	-	2.78	-	-	-
Total distributions	0.52		1.00	1.07	1.06	1.00	0.95	1.72	5.24	2.30	2.78	1.46
Net asset value, end of period	$22.43		$22.62	$22.57	$22.58	$22.11	$22.41	$21.20	$20.79	$36.28	$33.55	$32.84

Per share market value, end of period[1]	$18.00		$18.00	$18.00	$18.00	$18.45	$18.00	$16.75	$26.00	$26.00	$26.00	$26.00

TOTAL INVESTMENT RETURN[2]	1.83%		5.83%	5.89%	8.50%	3.79%	11.83%	12.72%	(39.42)%	19.35%	13.40%	12.95%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)	$110,675		$111,568	$111,358	$111,379	$109,069	$110,576	$104,603	$102,574	$178,975	$165,500	$162,027
Ratio of expenses to average net assets[3]	0.98	%*	0.97%	0.95%	1.01%	0.97%	1.11%	1.18%	1.02%	0.75%	0.73%	0.60%
Ratio of net investment income to average net assets[3]	2.06	%*	1.83%	2.04%	1.57%	2.15%	2.11%	2.40%	2.37%	2.26%	3.20%	2.77%
Portfolio turnover rate	9.50%		22.02%	33.12%	32.90%	60.41%	38.08%	69.62%	67.44%	51.23%	48.22%	57.54%

1Unaudited - Based on stock trades, which are very limited, during that year.

2Unaudited - Computed as follows: income from investment operations divided by per share market value.

3Average is computed on a quarterly basis.

*Annualized

21

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2015

		Coupon					Percent
		Interest	Maturity	Face		Market	of Net
Debt Issuer		Rate	Date	Amount	Cost	Value	Assets

FIXED INCOME:
ENTERGY CORP NEW		3.625%	9/15/2015	$250,000	$250,452	$252,217
XEROX CORP MEDIUM TERM		7.200%	4/1/2016	500,000	516,410	527,878
EXPRESS SCRIPTS INC		3.125%	5/15/2016	250,000	250,488	255,765
HEWLETT PACKARD CO		3.000%	9/15/2016	250,000	249,839	256,542
TRANSOCEAN INC		5.050%	12/15/2016	250,000	251,185	259,700
AMBEV INTL FIN CO LTD		9.500%	7/24/2017	430,769	454,797	92,632
AVON PRODUCTS INC		4.200%	7/15/2018	500,000	501,628	475,000
LEHMAN BROTHERS HLDGS NIKKEI INDEX	[1,2,3]	0.000%	9/29/2008	3,000,000	1,957,533	-
LEHMAN BROTHERS HLDGS EAFE INDEX	[1,2,3]	0.000%	11/15/2008	1,000,000	646,281	-
LEHMAN BROTHERS HLDGS MEDIUM TERM NOTE	[1,2,3]	0.000%	3/15/2011	2,500,000	1,630,376	-

TOTAL INVESTMENTS IN FIXED INCOME				$8,930,769	$6,708,989	$2,119,734	1.92%

22

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
April 30, 2015

				Percent
	Shares		Market	of Net
Company Name	Held	Cost	Value	Assets

MUTUAL FUNDS:
BOND MUTUAL FUNDS:
AVENUE INCOME CREDIT STRATEGIES COM	50,000.00	$848,817	$771,000
DOUBLELINE TOTAL RETURN BOND I	226,010.04	2,500,000	2,486,110
EATON VANCE FLOATING RATE A	26,315.79	250,000	245,789
FAIRHOLME FOCUSED INCOME FUND	68,685.46	750,000	774,772
FLAHERTY & CRUMRINE PREFERRED I	11,833.00	87,440	185,186
FPA NEW INCOME INC COM	716,128.81	7,500,000	7,254,385
LOOMIS SAYLES BOND INSTITUTIONAL	120,930.18	1,612,500	1,784,930
OSTERWEIS STRATEGIC INCOME	19,861.83	230,000	230,000
PIMCO ALL ASSET ALL AUTHORITY INST	119,340.35	1,355,675	1,118,219
PIMCO DYNAMIC CREDIT INCOME FUND	25,000.00	565,060	528,250
PIMCO DYNAMIC INCOME FUND COM	25,000.00	715,425	751,000
PIMCO FDS INCOME FUND INSTL	128,944.70	1,500,000	1,605,362
PIMCO REAL RETURN INSTL	81,159.11	960,112	900,866
RIVERNORTH/OAKTREE HIGH INCOME I	24,533.86	250,000	242,885
THIRD AVENUE FOCUSED CREDIT INSTITUTIONAL	142,568.97	1,500,000	1,338,723
TOTAL BOND MUTUAL FUNDS		20,625,029	20,217,477	18.27%

STOCK MUTUAL FUNDS:
INTERNATIONAL EQUITIES
Asia Ex-Japan Stock
ISHARES INC MSCI SINGAPORE	20,000.00	255,572	273,600

TOTAL INTERNATIONAL EQUITIES		255,572	273,600	0.25%

SPECIALTY FUNDS
Conservative Allocation
VANGUARD WELLESLEY INCOME INV	20,045.04	422,892	518,164	0.47%

Financial
FRANKLIN INCOME FUND ADVIS	119,047.62	250,000	288,095	0.26%

23

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
April 30, 2015

				Percent
	Shares		Market	of Net
Company Name	Held	Cost	Value	Assets

MUTUAL FUNDS:
Large Cap Blend
COOK & BYNUM FUND	33,738.19	500,000	515,857
FEDERATED STRATEGIC VALUE DIVIDEND C	15,600.62	100,000	93,916
SELECTED AMERICAN SHARES D	2,059.31	100,000	92,937
T ROWE PRICE PERSONAL STRATEGY GROWTH	4,370.83	90,476	135,670
YACKTMAN FUND SVC	24,771.08	506,985	606,644
		1,297,461	1,445,024	1.31%

Long-Short
GOTHAM ABSOLUTE RETURN INSTITUTIONAL	18,436.58	250,000	249,631
GOTHAM NEUTRAL INSTITUTIONAL	22,202.49	250,000	231,350
		500,000	480,981	0.43%

Moderate Allocation
FPA CRESCENT PORTFOLIO	33,641.26	1,025,302	1,150,531
OAKMARK EQUITY & INCOME I	8,920.47	263,600	289,826
SEQUOIA FD INC COM	740.54	108,371	190,726
		1,397,273	1,631,083	1.47%

Precious Metals
MARKET VECTORS GOLD MINERS	25,000.00	1,223,726	502,750
SPDR GOLD SHARES [3]	10,000.00	969,550	1,134,700
		2,193,276	1,637,450	1.48%

Utilities
GABELLI UTILS FUND CL AAA	9,964.73	113,000.00	99,647.00
UTILITIES SELECT SECTOR SPDR	23,000.00	734,317	1,017,060
		847,317	1,116,707	1.01%

World Allocation
WELLS FARGO ADVANTAGE ASSET ALLOC ADM	75,379.17	1,010,000	1,072,646
WINTERGREEN FD INVESTOR	7,005.79	102,985	119,099
		1,112,985	1,191,745	1.08%

TOTAL SPECIALTY FUNDS		8,021,204	8,309,249	7.51%

TOTAL STOCK MUTUAL FUNDS		8,276,776	8,582,849	7.75%

TOTAL INVESTMENTS IN MUTUAL FUNDS		$28,901,805	$28,800,326	26.02%

24

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
April 30, 2015

			Market	Percent of
Company Name		Cost	Value	Net Assets

OTHER INVESTMENTS:

LIMITED PARTNERSHIPS:
400 CAPITAL CREDIT OPPORTUNITIES FUND LP	[2,3]	$500,000	$664,300
CIVIC CAPITAL CURRENCY FUND LP	[2,3]	1,500,000	1,417,085
ELLIOTT ASSOCIATES LP CL A	[2,3]	2,100,000	3,856,473
ELLIOTT ASSOCIATES LP CL B	[2,2]	60,000	110,185
GRAHAM GROWTH PARTNERS, LP	[2,3]	1,000,000	1,026,593
GREENLIGHT MASTERS QUALIFIED LP	[2,3]	2,500,000	3,413,537
HAYMAN CAPITAL PARTNERS LP	[2,3]	804,867	989,470
INFINITY PREMIER FUND, LP	[2,3]	2,500,000	2,578,455
LITESPEED PARTNERS, LP	[2,3]	2,000,000	1,966,352
MORROCROFT SPECIAL OPPORTUNITY FUND II, LP	[2,3]	297,845	852,671
OAKTREE ENHANCED INCOME FUND II, LP	[2,3]	1,910,127	1,981,016
PASSPORT LONG SHORT FUND	[2,3]	1,000,000	1,024,819
PRIVET FUND LP	[2,3]	1,000,000	1,518,149
SERENGETI MULTI SERIES LLC	[2,3]	441,975	543,163
STARK INVESTMENTS LP	[2,3]	50,452	128,659
STARK STRUCTURED FINANCE ONSHORE FUND	[2,3]	13,352	10,215
TERRA ARGENTINE FUND LP	[2,3]	200,000	253,663
VIRGO SOCIETAS III (ONSHORE) LP	[2,3]	1,017,229	1,042,600
WALNUT INVESTMENT PARTNERS	[2,3]	235,567	-
WORLDWIDE OPPORTUNITY FUND (CAYMAN) LTD.	[2,3]	600,000	613,585
TOTAL LIMITED PARTNERSHIPS		19,731,414	23,990,990	21.68%

TOTAL OTHER INVESTMENTS		$19,731,414	$23,990,990	21.68%

25

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
April 30, 2015

						Percent
Sectors and	Shares				Market	of Net
Industries	Held	Company Name		Cost	Value	Assets

COMMON STOCKS:
CONSUMER DISCRETIONARY
Automobiles & Components	35,000.00	FIAT CHRYSLER AUTOMOBILES	[3]	$370,404	$516,250
	25,000.00	GENERAL MOTORS CORP COM		885,293	876,500
	2,500.00	GOODYEAR TIRE & RUBBER COM		59,690	70,913
				1,315,387	1,463,663	1.32%

Consumer Services	50,000.00	ARCOS DORADOS HOLDINGS INC CL A		368,756	300,000	0.27%

Hotels, Restaurants & Leisure	15,000.00	CEDAR FAIR LP		446,330	846,450
	25,000.00	SEAWORLD ENTERTAINMENT INC COM		462,738	530,000
				909,068	1,376,450	1.24%

Media	15,000.00	DISCOVERY COMMUNICATIONS NEW COM	[3]	441,711	453,450
	15,000.00	TIME WARNER INC COM NEW		1,210,848	1,266,150
				1,652,559	1,719,600	1.55%

Retailing	5,000.00	CATO CORP NEW CL A		160,837	196,700	0.18%

TOTAL CONSUMER DISCRETIONARY				4,406,607	5,056,413	4.57%

CONSUMER STAPLES
Food & Staples Retailing	1,000.00	CVS HEALTH CORP COM		104,295	99,290	0.09%

Food, Beverage & Tobacco	25,000.00	AMBEV SA SPONSORED ADR		142,690	158,250
	5,000.00	COCA COLA FEMSA S A B SPON		494,172	399,500
	2,000.00	CONSTELLATION BRANDS CL A	[3]	181,438	231,880
	3,500.00	GENERAL MILLS INC COM		122,082	193,690
	1,000.00	HERSHEY CO COMMON		61,459	91,920
	10,000.00	NESTLE S A SPONSORED ADR		396,899	776,200
	7,500.00	PEPSICO INC COM		617,894	713,400
	5,000.00	POST HLDGS INC COM	[3]	219,901	234,700
	4,000.00	REYNOLDS AMERICAN INC COM		143,516	293,200
	2,000.00	SMUCKER J M CO COM NEW COM		121,939	231,840
	1,000.00	WHITEWAVE FOODS CO COM CL	[3]	24,151	43,970
				2,526,141	3,368,550	3.04%

Household & Personal Products	11,500.00	PROCTER & GAMBLE CO COM		840,716	914,365	0.83%

TOTAL CONSUMER STAPLES				3,471,152	4,382,205	3.96%

26

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
April 30, 2015

						Percent
Sectors and	Shares				Market	of Net
Industries	Held	Company Name		Cost	Value	Assets

COMMON STOCKS:
ENERGY
Energy	50,000.00	AWILCO DRILLING LTD LN SHS		872,858	409,727
	400.00	CALIFORNIA RESOURCES CORP COM		3,096	3,720
	3,800.00	CHEVRON CORP		402,913	422,028
	3,000.00	CONOCOPHILLIPS COM		197,115	203,760
	4,643.75	CPFL ENERGIA S A SPONSORED		103,020	60,462
	5,404.00	EXXON MOBIL CORP COM		454,007	472,147
	8,000.00	HOLLYFRONTIER CORP COM		298,885	310,240
	5,000.00	MARATHON OIL CORP COM		140,003	155,500
	25,000.00	NORTHERN TIER ENERGY LP		568,819	634,000
	4,800.00	OCCIDENTAL PETROLEUM COM		381,193	384,480
	1,500.00	ROYAL DUTCH SHELL ADR A		100,414	95,145
				3,522,323	3,151,209	2.85%

Pipelines	3,000.00	BP PRUDHOE BAY ROYALTY TRU		256,047	217,320
	2,000.00	BUCKEYE PARTNERS LP COM		124,792	163,160
	8,000.00	ENERGY TRANSFER EQUITY LP		150,093	533,280
	5,000.00	KINDER MORGAN INC KANS COM		173,187	214,750
	10,000.00	PLAINS ALL AMERN PIPELINE		245,274	501,100
	1,169.00	TARGA RESOURCES PARTNERS L		75,015	53,119
	3,000.00	WILLIAMS COS INC DEL COM		109,004	153,570
	6,066.00	WILLIAMS PARTNERS L P COM		349,456	299,661
				1,482,868	2,135,960	1.93%

TOTAL ENERGY				5,005,191	5,287,169	4.78%

FINANCIALS
Banks	3,000.00	BANK OF AMERICA CORP COM		50,497	47,790
	3,000.00	BB&T CORP COM		107,875	114,870
	10,000.00	BLUEHARBOR BANK NC COM	[3]	90,150	120,000
	2,500.00	WELLS FARGO & CO DEL COM		113,117	137,750
				361,639	420,410	0.38%

Diversified Financials	25,000.00	ALLY FINANCIAL INC COM	[3]	524,008	547,250
	5,000.00	ANNALY CAPITAL MGMT INC		82,125	50,350
	50,000.00	ARES CAPITAL CORP COM		843,826	851,000
	2,500.00	BERKSHIRE HATHAWAY INC CL B	[3]	185,406	353,025
	4,000.00	CALAMOS ASSET MGMT INC		51,070	49,480
	58,455.00	CAPITALA FINANCE CORP COM		1,107,985	1,034,069
	5,000.00	CK HUTCHISON HLDGS LTD ADR	[3]	70,725	108,700
	1,300.00	CME GROUP		71,797	118,183
	3,000.00	DBS GROUP HLDGS LTD SPONS		160,845	190,200
	15,000.00	GOLUB CAPITAL BDC INC COM		226,480	263,400
	1,000.00	NEW YORK MTG TR INC COM PA		8,055	7,810
	25,000.00	OAKTREE CAPITAL GROUP LLC UNIT		1,097,867	1,337,000
	10,000.00	PROSPECT CAP CORP COM		104,150	83,500
	4,000.00	THE BLACKSTONE GROUP LP		121,054	163,840
				4,655,393	5,157,807	4.66%

27

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
April 30, 2015

						Percent
Sectors and	Shares				Market	of Net
Industries	Held	Company Name		Cost	Value	Assets

COMMON STOCKS:
Insurance	1,500.00	AON PLC SHS CL A		121,687	144,345
	1,000.00	METLIFE INC COM		32,265	51,290
	2,500.00	TRAVELERS COMPANIES COM		203,356	252,775
	4,000.00	ZURICH INS GROUP LTD SPONS ARD		122,260	123,280
				479,568	571,690	0.52%

Real Estate	1,000.00	DIGITAL RLTY TR INC COM		58,864	63,410
	1,000.00	GEO GROUP INC COM		32,717	39,000
	125,000.00	GREEN REIT PLC SHS		203,609	218,157
	10,000.00	HANNON ARMSTRONG SUST COM		153,105	190,000
	1,000.00	HCP INC COM REIT		41,467	40,290
	10,000.00	IRSL INVESTMENTS & REPRESENTATIONS		107,792	181,200
	62,450.00	KENNEDY-WILSON EUROPE REAL		1,129,633	1,072,945
	5,000.00	KENNEDY-WILSON HLDGS I COM		108,031	123,900
	45,000.00	MEDICAL PPTYS TR INC COM		499,287	629,100
	1,100.00	OMEGA HEALTHCARE INVS COM		34,106	39,699
	2,000.00	VENTAS INC		91,107	137,800
				2,459,718	2,735,501	2.47%

TOTAL FINANCIALS				7,956,318	8,885,408	8.03%

HEALTH CARE
Health Care Equipment & Services	2,000.00	AMERISOURCEBERGEN CORP COM		57,550	228,600
	5,000.00	DAVITA HEALTHCARE PART COM	[3]	308,926	405,500
	3,550.00	LABORATORY CORP AMER HLDGS	[3]	329,250	424,438
	4,000.00	QUEST DIAGNOSTICS INC COM		222,639	285,680
	4,000.00	ROCHE HLDG LTD SPONS ADR		129,261	143,520
	1,500.00	VARIAN MEDICAL SYSTEMS INC	[3]	68,108	133,275
				1,115,734	1,621,013	1.46%

Pharmaceuticals & Biotechnology	5,000.00	ASTRAZENECA PLC SPONSORED		235,532	342,400
	3,000.00	ELI LILLY & CO COM		132,158	215,610
	26,500.00	PFIZER INC COM		533,833	899,145
	1,000.00	SEATTLE GENETICS INC COM	[3]	17,684	34,340
	1,000.00	TEVA PHARMACEUTCL INDS ADR		50,285	60,420
				969,492	1,551,915	1.40%

TOTAL HEALTH CARE				2,085,226	3,172,928	2.87%

INDUSTRIALS
Capital Goods	500.00	3M COMPANY		71,565	78,195
	4,000.00	AMERICAN RAILCAR INDS COM		177,170	212,160
	1,000.00	WABTEC CORP COM		59,525	94,050
				308,260	384,405	0.35%

28

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
April 30, 2015

						Percent
Sectors and	Shares				Market	of Net
Industries	Held	Company Name		Cost	Value	Assets

COMMON STOCKS:
Commercial Services & Supplies	5,000.00	BROOKFIELD INFRASTRUCTURE		143,408	219,650.00
	1,000.00	ECOLAB INC COM		105,289	111,980.00
	2,000.00	STERICYCLE INC COM	[3]	201,180	266,860
	6,000.00	US ECOLOGY INC COM		122,962	281,460
	500.00	WASTE MGMT INC DEL COM		17,412	24,765
				590,251	904,715	0.82%

Transportation	1,000.00	NORFOLK SOUTHERN CORP COM		73,330	100,850	0.09%

TOTAL INDUSTRIALS				971,841	1,389,970	1.26%

INFORMATION TECHNOLOGY
Semiconductors & Semiconductor Equipment	3,500.00	INTEL CORP COM		73,337	113,925	0.10%

Software & Services	5,000.00	CDK GLOBAL INC COM		127,425	239,600
	10,000.00	EBAY INC COM	[3]	513,868	582,600
	601.65	GOOGLE INC CL C	[3]	311,262	323,290
	3,500.00	MICROSOFT CORP COM		87,412	170,240
	4,000.00	ORACLE CORP COM		110,847	174,480
				1,150,814	1,490,210	1.35%

Technology Hardware & Equipment	3,500.00	APPLE INC COM		275,010	438,025
	5,700.00	CISCO SYSTEMS INC COM		111,360	164,331
	5,000.00	EMC CORP MASS COM		123,828	134,550
	1,500.00	QUALCOMM INC COM		71,275	102,000
	20,000.00	RELM WIRELESS CORP COM	[3]	53,773	133,600
	500.00	SYNAPTICS INC COM	[3]	33,775	42,360
				669,021	1,014,866	0.92%

TOTAL INFORMATION TECHNOLOGY				1,893,172	2,619,001	2.37%

MATERIALS	2,000.00	DOW CHEMICAL CO COM		103,142	102,000
	3,000.00	HI-CRUSH PARTNERS LP COM		118,516	105,900
	2,000.00	RPM INTL INC COM		42,340	95,080
TOTAL MATERIALS				263,998	302,980	0.27%

TELECOMMUNICATION SERVICES	2,000.00	AMERICA MOVIL SA DE CV SPO		55,017	41,780
	3,000.00	AT&T CORP COM		84,046	103,920
	4,500.00	BCE INC COM		191,785	198,495
	5,500.00	CONSOLIDATED COMM HLDG COM		102,683	115,885
	10,000.00	NIPPON TELEG & TEL SPONS ADR		254,175	336,800
	3,000.00	ORANGE SPONSORED ADR		47,540	49,140
	15,000.00	SINGAPORE TELECOMM LTD ADR		412,310	502,200
	2,000.00	SK TELECOM LTD SPONSORED A		27,904	59,300
	2,000.00	TELECOM ARGENTINA SA		36,419	41,720
	1,000.00	TELEFONICA BRASIL S.A.		28,025	16,420
	6,500.00	TELEFONICA S A SPONSORED ADR		108,423	98,540
TOTAL TELECOMMUNICATION SERVICES				1,348,327	1,564,200	1.41%

29

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
April 30, 2015

					Percent
Sectors and	Shares			Market	of Net
Industries	Held	Company Name	Cost	Value	Assets

COMMON STOCKS:
UTILITIES	2,000.00	AMERICAN ELEC PWR INC COM	79,050	113,740
	500.00	AMERICAN STS WTR CO COM	19,159	19,195
	8,000.00	AMERIGAS PARTNERS LP COM	348,077	389,840
	6,500.00	DOMINION RES INC VA COM	330,756	465,920
	10,187.00	DUKE ENERGY CORP COM	542,356	790,206
	1,000.00	ENTERGY CORP NEW COM	69,388	77,180
	2,000.00	INTEGRYS ENERGY GRP COM	104,065	146,200
	3,000.00	SOUTHERN CO COM	122,610	132,900
TOTAL UTILITIES			1,615,461	2,135,181	1.93%

TOTAL INVESTMENTS IN COMMON STOCKS			$29,017,293	$34,795,455	31.44%

30

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
April 30, 2015

					Percent
		Contracts		Market	of Net
Company Name		Held	Cost	Value	Assets

CALL OPTIONS:
ALLY FINANCIAL INC CALL OPTION, $25 EXP 1/20/17	[3]	150	$33,098	$22,500
BHP BILLITON CALL OPTION, $50 EXP 1/15/16	[3]	60	21,995	30,000
CHEVRON CORP NEW CALL OPTION, $110 EXP 1/15/16	[3]	25	20,915	15,950
EOG RESOURCES INC CALL OPTION, $92.50 EXP 1/15/16	[3]	10	9,716	12,850
NAVIGATOR HOLDINGS CALL OPTION, $17.50 EXP 9/18/15	[3]	25	8,415	11,500
NAVIGATOR HOLDINGS CALL OPTION, $22.50 EXP 6/19/15	[3]	15	2,479	1,200
OCCIDENTAL PETROLEUM CALL OPTION, $85 EXP 1/15/16	[3]	40	17,063	12,840
PHILLIPS 66 CALL OPTION, $75 EXP 1/15/16	[3]	35	16,156	26,950
SCHLUMBERGER CALL OPTION, $90 EXP 1/16/15	[3]	20	9,632	19,300
TOTAL CALL OPTIONS			139,469	153,090	0.14%

PUT OPTIONS:
POWERSHARES QQQ TRUST PUT OPTION, $101 EXP 9/18/15	[3]	100	22,943	24,700
SPDR S&P500 TR PUT OPTION, $190 EXP 12/18/15	[3]	50	27,036	29,000
TOTAL PUT OPTIONS			49,979	53,700	0.05%

TOTAL INVESTMENTS IN OPTIONS			$189,448	$206,790	0.19%

31

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
April 30, 2015

					Percent
		Shares		Market	of Net
Company Name		Held	Cost	Value	Assets

PREFERRED STOCKS:
LEARNINGSTATION	[2,3]	1,224,661.00	$500,000	$-

TOTAL INVESTMENTS IN PREFERRED STOCKS			$500,000	$-	0.00%

32

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Concluded) (Unaudited)
April 30, 2015

			Market	Percent of
	Company Name	Cost	Value	Net Assets

Short-term Investments	MFB NI Treasury Money Market Fund	$20,712,013	$20,712,013	18.71%

TOTAL INVESTMENTS - MARKET VALUE			110,625,308	99.95%

TOTAL OTHER ASSETS IN EXCESS OF LIABILITIES			50,185	0.05%

TOTAL NET ASSETS			$110,675,493	100.00%

1In default

2Market value determined by the Fund's Board of Directors

3Non-income producing security

33

BMC FUND, INC.
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS
April 30, 2015

					Percent
		Contracts		Market	of Net
Company Name		Held	Cost	Value	Assets
CALL OPTIONS:
AMERICAN RAILCAR CALL OPTION, $60 EXP 9/18/15	[3]	(10)	$(1,439)	$(1,840)
AMERICAN RAILCAR CALL OPTION, $60 EXP 12/18/15	[3]	(10)	(2,354)	(3,000)
BB&T CORP CALL OPTION, $39 EXP 9/18/15	[3]	(20)	(1,529)	(2,200)
CVS HEALTH CALL OPTION, $115 EXP 8/21/15	[3]	(10)	(1,004)	(400)
GOOGLE INC CALL OPTION, $575 EXP 12/18/15	[3]	(3)	(7,455)	(6,510)
	[3]
TOTAL CALL OPTIONS	[3]		(13,781)	(13,950)	-0.01%
	[3]
PUT OPTIONS:
BHP BILLITON PUT OPTION, $40 EXP 1/15/16	[3]	(60)	(19,629)	(7,800)
CELGENE CORP PUT OPTION, $95 EXP 7/17/15	[3]	(15)	(6,876)	(3,525)
CHEVRON CP NEW PUT OPTION, $100 EXP 1/15/16	[3]	(30)	(21,252)	(12,600)
DISCOVERY COMM PUT OPTION, $25 EXP 9/18/15	[3]	(50)	(5,635)	(2,250)
DISCOVERY COMM PUT OPTION, $30 EXP 6/19/15	[3]	(50)	(12,790)	(5,500)
EOG RESOURCES INC PUT OPTION, $75 EXP 1/15/16	[3]	(15)	(10,109)	(2,805)
EXXON MOBIL CORP PUT OPTION, $80 EXP 7/17/15	[3]	(10)	(4,184)	(740)
GILEAD SCIENCE PUT OPTION, $85 EXP 5/15/15	[3]	(10)	(4,784)	(170)
GILEAD SCIENCE PUT OPTION, $90 EXP 5/15/15	[3]	(20)	(8,168)	(900)
HOLOGIC INC PUT OPTION, $26 EXP 9/18/15	[3]	(40)	(4,137)	(200)
MARATHON OIL PUT OPTION, $25 EXP 7/17/15	[3]	(20)	(3,008)	(320)
NAVIGATOR HOLD PUT OPTION, $15 EXP 9/18/15	[3]	(40)	(7,936)	(600)
NAVIGATOR HOLD PUT OPTION, $17.50 EXP 6/19/15	[3]	(30)	(5,652)	(300)
OCCIDENTAL PET PUT OPTION, $67.50 EXP 1/15/16	[3]	(40)	(19,954)	(8,920)
PHILLIPS 66 PUT OPTION, $60 EXP 1/15/16	[3]	(35)	(16,034)	(4,725)
QUALCOMM INC PUT OPTION, $62.50 EXP 10/16/15	[3]	(30)	(5,342)	(6,000)
SCHLUMBERGER PUT OPTION, $77.50 EXP 1/15/16	[3]	(20)	(10,268)	(4,660)
SPDR S&P500 TR PUT OPTION, $160 EXP 12/19/15	[3]	(50)	(8,170)	(8,850)
WAYFAIR INC PUT OPTION, $22.50 EXP 8/21/15	[3]	(35)	(7,640)	(1,925)

TOTAL PUT OPTIONS - LIABILITIES			(181,568)	(72,790)	-0.07%

TOTAL CALL AND PUT OPTIONS - LIABILITIES			$(195,349)	$(86,740)	-0.08%

34

Item. 2. Code of Ethics.

N/A

Item 3. Audit Committee Financial Expert.

N/A

Item 4. Principal Accountant Fees and Services.

N/A

Item 5. Audit Committee of Listed Registrants.

N/A

Item 6. Schedule of Investments.

Included as a part of the report to shareholders filed under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

N/A

Item 8. Portfolio Managers of Closed-End Investment Companies.

N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None

Item 10. Submission of Matters to a Vote of Security Holders.

N/A

Item 11. Controls and Procedures.

Within the 90 days prior to the date of this report, the Registrant's management carried out an evaluation, under the supervision and with the participation of Registrant's President and Chief Financial Officer, of the effectiveness of the Registrant's disclosure controls and procedures pursuant to Rule 30a-3(b) of the Investment Company Act of 1940. Based upon the evaluation, the President and Chief Financial Officer concluded as of a date within 90 days of the filing of this report that the Registrant's disclosure controls and procedures are effective in timely alerting them to material information relating to the Registrant required to be included in the Registrant's periodic SEC filings.

There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) N/A

(a)(2) Certifications.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BMC Fund, Inc.

By

/s/ Boyd C. Wilson, Jr.

Boyd C. Wilson, Jr.

Vice President and

Chief Financial Officer

Date: June 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ M. Hunt Broyhill

M. Hunt Broyhill

Chairman and President

Date: June 26, 2015

By

/s/ Boyd C. Wilson, Jr.

Boyd C. Wilson, Jr.

Vice President and

Chief Financial Officer

Date: June 26, 2015